Segment data (Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 29,379,510	¥ 27,597,193	¥ 28,403,118
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	10,403,647	10,054,431	10,797,304
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,730,915	2,341,364	2,323,399
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,793,110	4,414,236	4,292,800
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 4,186,666	¥ 3,923,621	¥ 4,724,784